                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2010

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INTERNATIONAL VALUE ADVISERS, LLC
      ADDRESS: 645 MADISON AVENUE
      12TH FLOOR
      NEW YORK, NY 10022
      212-584-3570

Form 13F File Number: 28-13405

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MICHAEL MALAFRONTE
Title: CEO
Phone: 212-584-3570

Signature, Place, and Date of Signing:

/s/Michael Malafronte                   New York, NY    August 16, 2010
-------------------------------------   -------------   ----------------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number       Name
------------------------   ------------
28- ____________________   ____________
[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            34

Form 13F Information Table Value Total:     1,745,630
                                           (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number         Name
---   --------------------------   ----------------------------------
      28-_______________________   __________________________________

[Repeat as necessary.]


                                       10

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13F Securities at 06/30/10

                           FORM 13F INFORMATION TABLE

Issuer Name                                 Description       Shares        Market Value
---------------------------------------   --------------   ------------   ----------------
Aon Corp                                  COM              2,647,870.00      98,288,934.40
Berkshire Hathaway Inc.-Cl A              CL A                   213.00      25,560,000.00
Cintas                                    COM              3,019,097.00      72,367,755.09
Contango Oil & Gas                        COM NEW            819,660.00      36,679,785.00
Costco Wholesale Corp                     COM                290,680.00      15,937,984.40
Dell Inc.                                 COM              7,653,900.00      92,306,034.00
Diageo PLC - ADR                          SPON ADR New       508,370.00      31,895,133.80
Frontier Oil Corp                         COM                130,350.00       1,753,207.50
Gulfport Energy Corp                      COM NEW          1,374,961.00      16,307,037.46
International Speedway                    CL A             1,060,843.00      27,327,315.68
Kelly Services Inc. - Class A             CL A               435,625.00       6,477,743.75
Liberty Media Corp - Interactive A        INT COM SER A    4,977,419.00      52,262,899.50
Marsh & McLennan Co                       COM              4,932,741.00     111,233,309.55
Mastercard Inc. Class A                   CL A               681,459.00     135,971,514.27
MetroPCS Communications Inc               COM              3,911,500.00      32,035,185.00
Microsoft                                 COM              2,767,820.00      63,687,538.20
Net 1 UEPS Technologies                   COM NEW          3,636,420.00      48,764,392.20
Nortel Inversora - ADR                    SPON ADR PFD B     171,640.00       3,266,309.20
Patni Computer Systems-ADR                SPONS ADR           57,610.00       1,315,236.30
SK Telecom-ADR                            SPONSORED ADR    7,920,510.00     116,669,112.30
SPDR Gold Trust                           GOLD SHS           774,505.00      94,241,768.40
Sara Lee Corp.                            COM              2,959,080.00      41,723,028.00
Sealed Air Corp                           COM              2,030,891.00      40,049,170.52
Symantec Corp                             COM              3,771,078.00      52,342,562.64
Telecom Argentina - ADR                   SPON ADR REP B     324,666.00       5,334,262.38
Telephone & Data Systems                  COM                844,990.00      25,679,246.10
Telephone & Data Systems Special Shares   SPL COM             81,590.00       2,165,398.60
Total SA - Spon ADR                       SPONSORED ADR    3,217,900.00     143,647,056.00
US Cellular Corp                          COM                255,186.00      10,500,903.90
ValueClick Inc.                           COM              7,621,619.00      81,475,107.11
Vodafone Group - ADR                      SPONS ADR NEW    1,926,490.00      39,820,548.30
Wal-Mart Stores Inc                       COM              1,749,190.00      84,083,563.30
Washington Post                           CL B               196,591.00      80,696,673.68
eBay Inc.                                 COM              2,741,720.00      53,765,129.20
                                                                          1,745,630,845.73